Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the release of the Securities and Exchange Commission’s “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.

Based on the re-evaluation, the Company concluded that the public warrants (as defined in Note 4) meet the criteria of equity classification and its historical accounting as equity is appropriate, which should be recorded at their relative fair value at the issuance date and remeasurement is not required. The Company previously accounted for its outstanding warrants issued in the Private Units (“Private Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Private Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Based on management’s evaluation, in consultation with the Company’s audit committee, the Company’s management concluded that the Company’s Private Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. As a result, the Company should have classified the Private Warrants as derivative liabilities in its previously issued financial statements in its Form 10-K. Under this accounting treatment, the Company is required to measure the fair value of the Private Warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. The restated classification and reported values of the Private Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2019
Warrant liabilities	$-	$533,319	$533,319
Ordinary shares subject to possible redemption	$108,547,510	$(533,321)	$108,014,189
Ordinary shares	$2,567,939	$(132,251)	$2,435,688
Retained earnings	$2,432,069	$132,253	$2,564,322
Total shareholders’ equity	$5,000,008	$2	$5,000,010

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020
Warrant liabilities	$-	$522,579	$52,579
Ordinary shares subject to possible redemption	$2,672,183	$(522,576)	$2,149,607
Ordinary shares	$2,553,378	$(142,996)	$2,410,382
Retained earnings	$2,446,631	$142,993	$2,589,624
Total shareholders’ equity	$5,000,009	$(3)	$5,000,006

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2019
Change in fair value of warrant liabilities	$-	$77,859	$77,859
Net income	$2,090,361	$77,859	$2,168,220
Income attributable to ordinary shares subject to possible redemption	$(2,345,916)	$11,318	$(2,334,598)
Adjusted net loss	$(255,555)	$89,177	$(166,378)
Basic and diluted weighted average shares outstanding	4,097,705	45,751	4,143,456
Adjusted basic and diluted net loss per ordinary share	$(0.06)	$0.02	$(0.04)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	$-	$10,740	$10,740
Net income	$14,562	$10,740	$25,302
Income attributable to ordinary shares subject to possible redemption	$(97,280)	$19,019	$(78,261)
Adjusted net loss	$(82,718)	$29,759	$(52,959)
Basic and diluted weighted average shares outstanding	4,307,454	48,740	4,356,194
Adjusted basic and diluted net loss per ordinary share	$(0.02)	$0.01	$(0.01)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2019
Net income	$2,090,361	$77,859	$2,168,220
Change in fair value of warrant liabilities	-	$(77,859)	$(77,859)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2020
Net income	$14,562	$10,740	$25,302
Change in fair value of warrant liabilities	-	$(10,740)	$(10,740)